ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the allowance for loan losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Ending Balance	$ 8,809	$ 9,200
Loans receivable
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	9,200	9,420	8,929
Less: Charge-offs	1,885	3,552	(2,231)
Add: Recoveries	374	207	826
Add: Provisions	1,120	3,125	1,896
Ending Balance	8,809	9,200	9,420
Loans receivable | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	5,957	6,915	6,375
Less: Charge-offs	1,690	3,353	(2,046)
Add: Recoveries	364	103	782
Add: Provisions	2,897	2,292	1,804
Ending Balance	7,528	5,957	6,915
Loans receivable | Residential real estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	2,113	2,001	1,227
Less: Charge-offs	176	52	(108)
Add: Recoveries	2
Add: Provisions	(830)	164	882
Ending Balance	1,109	2,113	2,001
Loans receivable | Consumer & other retail
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	192	408	489
Less: Charge-offs	19	147	(77)
Add: Recoveries	8	104	44
Add: Provisions	(9)	(173)	(48)
Ending Balance	172	192	408
Loans receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	938	96	838
Less: Charge-offs
Add: Recoveries
Add: Provisions	(938)	842	(742)
Ending Balance		$ 938	$ 96